Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 2,256	$ 2,170
Employee related payables	2,366	3,655
VAT, sales, and other taxes	769	356
Total	$ 5,391	$ 6,181